Deferred Compensation Plan (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation Related Costs [Abstract]
Deferral of compensation percentage maximum	100.00%		100.00%
Unrealized gain (loss)	$ (774)	$ (3,340)	$ (11,476)	$ 2,170	$ 19,987
Distribution from deferred compensation plan	$ 80	$ 112	$ 229	$ 0	$ 142
Deferred compensation plan distribution (in shares)	0	2	3	0	2
Deferred compensation plan liability	$ 19,740		$ 19,259	$ 9,078